Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the period	$ 723	$ 206
Change in scope of consolidation	2,836	305
Increase during the period	2,027	213
Effect of exchange rate changes	5	(1)
Balance at the end of the period	$ 5,591	$ 723